UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
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Address: 1 S. Nevada Ave. Ste 200
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         Colorado Springs, CO 80903
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
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Title:   Chief Operating Officer
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Phone:   719-228-1080
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Signature, Place, and Date of Signing:

/s/ Justin A. Leveille            Colorado Springs, CO             02/15/2012
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      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

No.      Form 13F File Number   Name
01       28-12572               Tradewinds Global Investors, LLC
02       28-05723               Metropolitan West Capital Management, LLC
03       28-01880               Anchor Capital Advisors, INC
04       28-10477               Riversource Investments, LLC
05       28-06213               Eagle Global Advisors, LLC
06       28-04981               Goldman Sachs Group, Inc.
07       28-01204               Wentworth Hauser & Violich, Inc.
08       28-05792               Kayne Anderson Rudnick Investment Management
09       28-10562               AllianceBernstein L.P.
10       28-13577               Riverfront Investment Group, LLC
11       28-05973               Wedgewood Partners, Inc.
12       28-01474               NWQ Investment Management Co, LLC
13                              Macquarie Allegiance Capital
14       28-03477               Madison Investment Advisors Inc
15                              Cincinnati Asset Mgmnt Inc
16       28-06462               Chartwell Investment Partners
17       28-11396               Royal Bank of Canada

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13
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Form 13F Information Table Entry Total:  30
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Form 13F Information Table Value Total:  9151
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             SHARES     SH/    CALL/  INVSTMT                    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP         VALUE  PRN AMT    PRN    PUT    DSCRETN   OTHER MANAGERS  SOLE  SHARED  NONE
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3M COMPANY                         CS  88579y101     5,124  62,689     SH           Sole                                   62,689
BERKSHIRE HATHAWAY INC-DEL CL      CS  084670108       230       2     SH           Sole                                        2
CHEVRON CORPORATION                CS  166764100       130   1,218     SH           Sole                                    1,218
                                                         3      32     SH           Defined     10                             32
COCA COLA CO                       CS  191216100       114   1,626     SH           Sole                                    1,626
EXXON MOBIL CORP                   CS  30231g102       197   2,322     SH           Sole                                    2,322
                                                         2      22     SH           Defined     10                             22
GENERAL ELECTRIC CO                CS  369604103       104   5,803     SH           Sole                                    5,803
                                                         1      78     SH           Defined     10                             78
GENERAL MILLS INC                  CS  370334104       115   2,848     SH           Sole                                    2,848
INTERNATIONAL BUSINESS MACHINE     CS  459200101       144     785     SH           Sole                                      785
                                                         1       8     SH           Defined     10                              8
ISHARES BARCLAYS SHORT TREASUR     CS  464288679        16     142     SH           Sole                                      142
ISHARES TR DOW JONES SEL DIVID     CS  464287168         4      71     SH           Sole                                       71
ISHARES TRUST MSCI EAFE INDEX      CS  464287465       538  10,853     SH           Sole                                   10,853
ISHARES TRUST RUSSELL 1000 GRO     CS  464287614       202   3,500     SH           Sole                                    3,500
ISHARES TRUST RUSSELL 1000 IND     CS  464287622         7     103     SH           Sole                                      103
ISHARES TRUST RUSSELL 2000 GRO     CS  464287648       634   7,531     SH           Sole                                    7,531
ISHARES TRUST RUSSELL 2000 IND     CS  464287655       317   4,295     SH           Sole                                    4,295
ISHARES TRUST RUSSELL 2000 VAL     CS  464287630       570   8,690     SH           Sole                                    8,690
JOHNSON & JOHNSON                  CS  478160104       140   2,128     SH           Sole                                    2,128
MCDONALDS CORP                     CS  580135101       155   1,545     SH           Sole                                    1,545
                                                         2      19     SH           Defined     10                             19
MICROSOFT CORP                     CS  594918104       150   5,766     SH           Sole                                    5,766
                                                         2      66     SH           Defined     10                             66
PROCTER & GAMBLE CO                CS  742718109       155   2,329     SH           Sole                                    2,329
SPDR S&P 500 ETF TR UNIT SER I     CS  78462f103        70     557     SH           Sole                                      557
SPDR SER TR BARCLAYS 1-3 MONTH     CS  78464a680        16     339     SH           Sole                                      339
SPDR SER TR S&P DIVIDEND ETF       CS  78464a763         4      70     SH           Sole                                       70
VANGUARD SPECIALIZED FUNDS VAN     CS  921908844         4      68     SH           Sole                                       68